CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
Series A redeemable convertible preferred stock
Redeemable Noncontrolling Interest [Line Items]
Summary of change in balance of Series A Preferred Shares included in mezzanine equity
The change in the balance of Series A Preferred Shares included in mezzanine equity for the years ended December 31, 2018, 2019 and 2020 are as follows:

Series A
Preferred Shares
RMB
Balance as of January 1, 2018	427,130
Accretion of Series A Preferred Shares	38,930

Balance as of January 1, 2019	466,060
Accretion of Series A Preferred Shares	16,772
Conversion to ordinary shares	(482,832)

Balance as of December 31, 20 19	—